Shareholder Report, Average Annual Return (Details)				6 Months Ended	12 Months Ended	28 Months Ended	60 Months Ended	64 Months Ended	77 Months Ended
	Mar. 22, 2022	Mar. 29, 2019	Mar. 01, 2018	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000234653
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Fairlead Tactical Sector ETF
C000206278
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Reynders, McVeigh Core Equity Fund - Institutional Shares
C000246834
Average Annual Return [Line Items]
Line Graph and Table Measure Name					The Nightview Fund
Without Sales Load [Member] | C000234653
Average Annual Return [Line Items]
Average Annual Return, Percent					11.99%	4.00%
Without Sales Load [Member] | C000206278
Average Annual Return [Line Items]
Average Annual Return, Percent					15.93%		14.06%	14.06%
Without Sales Load [Member] | C000246834
Average Annual Return [Line Items]
Average Annual Return, Percent				7.20%	(1.48%)		25.74%		19.46%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent					10.51%	3.82%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent					18.34%		12.06%	12.17%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				14.77%	22.15%		15.00%		13.87%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent					9.49%	2.49%
Fairlead Tactical Sector ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent					12.13%	4.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					22.15%		15.00%	15.19%
The Nightview Fund - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent				0.00%	0.00%		0.00%		0.52%